Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Business Combination, Segment Allocation	The following table provides additional details related to these acquisitions and the fair value of certain tangible and intangible assets as of the acquisition date:

	Acquiree
(Dollars in millions)	BankDirect Capital Finance(1)	BenefitMall(2)	Kensington Vanguard National Land Services(2)
Date acquired	Nov 1, 2022	Sep 1, 2022	Mar 1, 2022
Segment	C&CB / WB	IH	IH
Strategic rationale	Increases scale and product offerings for premium finance business	Broadens products and services within benefit wholesale insurance business	Expands presence in the title insurance market
Loans and leases	$3,067	$—	$—
Intangible assets	111	336	138
Goodwill	189	494	195
(1)Identifiable intangible assets for BankDirect Capital Finance are being amortized over a weighted average term of 15 years based on the estimated duration of economic benefits received.
(2)BenefitMall and Kensington Vanguard National Land Services are wholly owned subsidiaries of TIH. The assets and liabilities of BenefitMall and Kensington Vanguard National Land Services were reclassified as discontinued operations. Refer to “Note 2. Discontinued Operations” for additional information.